Non-cash Transactions	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Non-cash Transactions

Note 11 Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Nine month Quarter period ended September 30, 2012, the Company recognized preferred share dividends payable of $471,654 (for the same period during 2011: $434,761). During the three month Third Quarter ended September 30, 2012, the Company recognized preferred share dividends payable of $160,934 (for the same period during 2011: $148,451).